UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard West
Title:  CCO
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Richard West                   Scotts Valley, CA                  7/17/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      169,426
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ISHARES MSCI ETFPHILIPPINES INVESTABLEMKT   ETF            46429B408     1767    59246          SOLE                Sole      0    0
INDEX FUND
ISHARES MSCI MALAYSIAMALAYSIA INDEX FUND    ETF            464286830      171    11987          SOLE                Sole      0    0
MARKET VECTORS ETFHIGH YIELD MUNI INDEX     ETF            57060U878    11246   348720          SOLE                Sole      0    0
ISHARES TR NASDQ BIO INDX                   ETF            464287556    17827   137181          SOLE                Sole      0    0
ISHARES PHARMACEUTICALINDEX FUND            ETF            464288836    17712   204503          SOLE                Sole      0    0
ISHARES TRUST DJ HOME CONSTN                ETF            464288752     3085   183531          SOLE                Sole      0    0
POWERSHS EXCH TRAD FD TRPOWERSHARES         ETF            73935X757      670    30888          SOLE                Sole      0    0
DYNAMICLEISURE & ENTMT PRTFOLIO
POWERSHS EXCH TRAD FD TRPOWERSHARES         ETF            73935X799    18967   571980          SOLE                Sole      0    0
DYNAMICPHARMACEUTICALS PRTFOLIO
POWERSHS EXCH TRAD FD TRPOWERSHARES         ETF            73935X617    16626   678319          SOLE                Sole      0    0
DYNAMICRETAIL PORTFOLIO
SPDR DOW JONES REIT                         ETF            78464A607    19921   273300          SOLE                Sole      0    0
ISHARES MSCI THAI INDEXTHAILAND INDEX FUND  ETF            464286624     3492    50560          SOLE                Sole      0    0
ETF
ISHARES MSCI TURKEY IDXTURKEY INDEX FUND    ETF            464286715      246     4698          SOLE                Sole      0    0
ETF
SPDR S&P BIOTECH ETF                        ETF            78464A870    18646   210764          SOLE                Sole      0    0
SPDR S&P HOMEBUILDERSETF                    ETF            78464A888     1527    71522          SOLE                Sole      0    0
SELECT SECTOR SPDRCONSUMER STAPLES          ETF            81369Y308      246     7086          SOLE                Sole      0    0
SECTOR SPDR UTIL SELECTSHARES OF            ETF            81369Y886    16321   441222          SOLE                Sole      0    0
BENEFICIAL INT
SPDR S&P PHARMACEUTICALS                    ETF            78464A722    17590   296485          SOLE                Sole      0    0
PIMCO 25+ YEAR ZERO COUPON US TREASURY      ETF            72201R882     3366    29024          SOLE                Sole      0    0
INDEX FUND


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